Other payables (Tables)	12 Months Ended
Dec. 31, 2013
Components of Other Payables

Other payables consisted of the following:

	December 31,
	2012	2013
Accrued tender expenses	$6,750	$6,863
Accrued construction costs	9,180	9,728
Accrued operating expenses	28,007	32,078
Accrued professional fees	10,297	7,197
Accrued dispute charges	9,700	9,700
Deferred income from government subsidies	17,647	19,806
Guarantee deposits from distributors	11,172	13,731
Accrued interest expenses	698	1,325
Accrued warranty provision	11,417	13,583
Accrued sales incentives	2,428	3,783
Others	1,232	1,157

	$108,528	$118,951